Stock-Based Compensation (Details) - Stock Option	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average expected life in years	5 years	5 years
Weighted average risk free interest rate		1.76%
Weighted average volatility		120.00%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Minimum
Weighted average risk free interest rate	2.84%
Weighted average volatility	134.00%
Maximum
Weighted average risk free interest rate	3.21%
Weighted average volatility	144.15%